Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 125,724	$ 77,436	$ 270,497	$ 202,979
Other comprehensive income (loss), net of tax:
Change in derivative instruments designated as cash flow hedges	(9,055)	13,720	(24,992)	50,505
Reclassification of (gain) loss on derivative instruments designated as cash flow hedges	(7,707)	(13,111)	(15,720)	(26,323)
Foreign currency translation adjustment	621	(39)	725	(94)
Other comprehensive income (loss), net of tax	(16,141)	570	(39,987)	24,088
Comprehensive income	109,583	78,006	230,510	227,067
Dividend on preferred shares	15,888	13,028	30,632	26,056
Comprehensive income attributable to common shareholder	$ 93,695	$ 64,978	$ 199,878	$ 201,011